Basis of Presentation and Consolidation (Details Textual)	Mar. 31, 2013
Objet Japan Co Ltd [Member]
Equity Method Investment, Ownership Percentage	51.00%
Stratasys Shareholders [Member]
Equity Method Investment, Ownership Percentage	55.00%
Objet Shareholders [Member]
Equity Method Investment, Ownership Percentage	45.00%